Taxes - Prepaid taxes (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Taxes
Prepaid corporation income tax	$ 356,121	$ 0
Prepaid value-added tax	2,040,228	2,136,988
Total	$ 2,396,349	$ 2,136,988